Borrowings and debentures_Details of debentures (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2019 KRW (₩)		Dec. 31, 2018 KRW (₩)		Dec. 31, 2019 USD ($)
Disclosure of detailed information about debentures [Line Items]
Gross carrying amount		₩ 30,882,708		₩ 28,765,251
Discounts on bonds		(24,653)		(29,389)
Total		30,858,055	[1]	28,735,862	[1]	$ 26,705,370
Fair value hedged amount of debentures		3,151,172		2,956,565
Cash flow hedged amount of debentures		829,082		823,219
Face value of bond | Gross carrying amount [Member]
Disclosure of detailed information about debentures [Line Items]
Gross carrying amount		942,421		974,230
Total	[1]	₩ 942,421		₩ 974,230
Face value of bond | Gross carrying amount [Member] | Bottom of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate		1.20%		1.90%
Face value of bond | Gross carrying amount [Member] | Top of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate		17.00%		17.00%
Ordinary bonds | Gross carrying amount [Member]
Disclosure of detailed information about debentures [Line Items]
Gross carrying amount		₩ 23,207,600		₩ 22,432,183
Total	[1]	₩ 23,207,600		₩ 22,432,183
Ordinary bonds | Gross carrying amount [Member] | Bottom of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate		0.00%		1.60%
Ordinary bonds | Gross carrying amount [Member] | Top of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate		4.30%		4.50%
Subordinated bonds
Disclosure of detailed information about debentures [Line Items]
Gross carrying amount		₩ 6,732,687		₩ 5,358,838
Total	[1]	₩ 6,732,687		₩ 5,358,838
Subordinated bonds | Bottom of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate		2.10%		3.00%
Subordinated bonds | Top of range [Member]
Disclosure of detailed information about debentures [Line Items]
Interest rate		5.90%		12.60%

[1]	Included debentures under fair value hedge amounting to 2,956,565 million Won and 3,151,172 million Won as of December 31, 2018 and 2019, respectively. Debentures under cash flow hedge amounting to 823,219 million Won and 829,082 million Won are also included as of December 31, 2018 and 2019, respectively.